Corporate information (Details Narrative) - PEN (S/) S/ in Thousands		1 Months Ended	12 Months Ended
	Mar. 01, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 13, 2017	Dec. 13, 2016	Aug. 02, 2016	Jul. 31, 2016	Feb. 29, 2016	Feb. 02, 2016	Dec. 31, 2015	Sep. 25, 2015	Jul. 14, 2015	Jun. 04, 2015
Disclosure of subsidiaries [line items]
Capital stock			S/ 423,868	S/ 531,461
Investment shares			40,279	50,503
Additional paid-in capital			432,779	545,165
Other reserves			(43,699)	(16,602)
Non-controlling interest			148	112,589
Description of shares received upon spin-off

The project contemplates that for each common and investment share of the Company, each shareholder will receive approximately 0.20 common and investment shares of Fossal S.A.A. and approximately 0.80 common and investment shares of Cementos Pacasmayo S.A.A.

Quimpac S.A. [Member]
Disclosure of subsidiaries [line items]
Capital stock			S/ 490	S/ 473							S/ 277
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of holding interests in subsidiary			25.10%	25.10%
Capital stock					S/ 3,467	S/ 783				S/ 4,100				S/ 2,400
Non-controlling interest			S/ 147	S/ 11,867
Salmueras Sudamericanas S.A. [Member] | Quimpac S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of holding interests in subsidiary			25.10%
Fosfatos del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of holding interests in subsidiary				30.00%
Decrease in capital stock	S/ 107,593
Capital stock	107,593	S/ 1,200					S/ 13,384	S/ 1,000	S/ 23,216			S/ 15,813	S/ 78,178
Investment shares	10,224
Additional paid-in capital	118,569
Other reserves	36,957
Non-controlling interest	S/ 100,357			S/ 100,722
Inversiones ASPI S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of holding interests in subsidiary			50.01%	50.01%